Goodwill and intangible assets (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	May 31, 2024
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	$ 6,265
Balance at the end of the year	6,661	$ 6,265
Merger with Credit Suisse AG
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance recognized upon the merger of UBS AG and Credit Suisse AG			$ 819
of which: Global Wealth Management Americas
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	3,748
Balance at the end of the year	3,734	3,748
of which: Global Wealth Management Switzerland and International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,233
Balance at the end of the year	1,196	1,233
of which: Personal & Corporate Banking
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	0
Balance at the end of the year	505	0
of which: Asset Management
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,149
Balance at the end of the year	1,127	1,149
of which: Investment Bank
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	135
Balance at the end of the year	98	135
of which: Non-core and Legacy
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	0
Balance at the end of the year	1	0
Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	7,645	7,641
Additions	0	6
Disposals	(1)	(40)
Reclassifications	(384)	0
Foreign currency translation	(113)	38
Balance at the end of the year	8,039	7,645
Historical cost | Merger with Credit Suisse AG
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance recognized upon the merger of UBS AG and Credit Suisse AG			891
Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,379	1,374
Amortization	44	26
Impairment	1	0
Disposals	0	(30)
Reclassifications	(96)	0
Foreign currency translation	(23)	9
Balance at the end of the year	1,378	1,379
Accumulated amortization and impairment | Merger with Credit Suisse AG
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance recognized upon the merger of UBS AG and Credit Suisse AG			72
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	6,496
Goodwill | of which: Global Wealth Management Americas
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	3,706
Goodwill | of which: Global Wealth Management Switzerland and International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	1,158
Goodwill | of which: Personal & Corporate Banking
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	505
Goodwill | of which: Asset Management
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	1,127
Goodwill | of which: Investment Bank
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	0
Goodwill | of which: Non-core and Legacy
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	0
Goodwill | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	6,043
Additions	0
Disposals	0
Reclassifications	0
Foreign currency translation	(52)
Balance at the end of the year	6,496	6,043
Goodwill | Historical cost | Merger with Credit Suisse AG
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance recognized upon the merger of UBS AG and Credit Suisse AG			505
Goodwill | Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	0
Amortization	0
Impairment	0
Disposals	0
Reclassifications	0
Foreign currency translation	0
Balance at the end of the year	0	0
Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	165
Intangible assets | of which: Global Wealth Management Americas
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	28
Intangible assets | of which: Global Wealth Management Switzerland and International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	38
Intangible assets | of which: Personal & Corporate Banking
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	0
Intangible assets | of which: Asset Management
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	0
Intangible assets | of which: Investment Bank
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	98
Intangible assets | of which: Non-core and Legacy
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	1
Intangible assets | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,602
Additions	0
Disposals	(1)
Reclassifications	(384)
Foreign currency translation	(61)
Balance at the end of the year	1,544	1,602
Intangible assets | Historical cost | Merger with Credit Suisse AG
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance recognized upon the merger of UBS AG and Credit Suisse AG			386
Intangible assets | Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,379
Amortization	44
Impairment	1
Disposals	0
Reclassifications	(96)
Foreign currency translation	(23)
Balance at the end of the year	$ 1,378	$ 1,379
Intangible assets | Accumulated amortization and impairment | Merger with Credit Suisse AG
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance recognized upon the merger of UBS AG and Credit Suisse AG			$ 72